Pension Liabilities, Net	12 Months Ended
Dec. 31, 2023
Liability, Defined Benefit Plan [Abstract]
Pension Liabilities, Net
Note 12 - Pension Liabilities, Net

The Norwegian subsidiary Ceragon Networks AS (formerly "Nera Networks AS") has defined contribution schemes and four unfunded pension plans.

Under the defined contributions scheme, Ceragon Networks AS makes a payment to the insurance company that administers the fund on behalf of the employee. Ceragon Networks AS has no liabilities relating to such schemes after the payment to the insurance company. As of December 31, 2023, all active employees are in this scheme. The contribution and the corresponding social security taxes are recognized as payroll expenses in the period to which the employee's services are rendered. The defined pension contribution schemes meet the requirements of the law on compulsory occupational pension.

The defined benefit scheme was stopped for admission from December 1, 2007, and persons who were employed after that date were automatically entered into the defined contribution scheme. The schemes give right to defined future benefits. These are mainly dependent on the number of qualifying employment years, salary level at pension age, and the amount of benefits from the national insurance scheme. The commitment related to the pension scheme is covered through an insurance company.

AFP-scheme - In force from 1 January 2011, the AFP-scheme is a defined benefit multi-enterprise scheme, but is recognized in the accounts as a defined contribution scheme until reliable and sufficient information is available for the group to recognize its proportional share of pension cost, pension liability and pension funds in the scheme. Ceragon Networks AS's liabilities are therefore not recognized as liability in the balance sheet.

The liabilities in respect of Ceragon Networks AS's unfunded pension plans together represent 100% of the PBO (Projected Benefit Obligation) of the entire group.

The following tables provide a reconciliation of the changes in the plans' benefits obligation for the year ended December 31, 2023 and 2022, and the statement of funds status as of December 31, 2023 and 2022:

	December 31,	December 31,
	2023	2022
	$ thousands	$ thousands
Change in projected benefit obligation
Projected benefit obligation at beginning of year	2,170	2,512
Interest cost	61	37
Expenses paid	(135)	(153)
Exchange rates differences	(78)	(252)
Actuarial loss	105	26

Projected benefit obligation at end of year	2,123	2,170

The assumptions used in the measurement of the Company's benefits obligations as of December 31, 2023 and 2022 are as follows:

	December 31,	December 31,
	2023	2022
Weighted-average assumptions
Discount rate	3.10%	3.00%
Rate of compensation increase	3.25%	3.50%

The amounts reported for net periodic pension costs and the respective benefit obligation amounts are dependent upon the actuarial assumptions used. The Company reviews historical trends, future expectations, current market conditions and external data to determine the assumptions. The discount rate is the covered bond. For purposes of calculating the 2023 net periodic benefit cost and the 2023 benefit obligation, the Company has used a discount rate of 3.10%. The rate of compensation increase is determined by the Company, based upon its long-term plans for such increases.

The following table provides the components of net periodic benefits cost for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021
	$ thousands	$ thousands	$ thousands
Components of net periodic benefit cost
Interest cost	61	37	38

Net periodic benefit cost	61	37	38

Benefit payments are expected to be paid as follows:

$ thousands

2024	144
2025	136
2026	141
2027	168
2028 and thereafter	1,534

2,123

Regarding the policy for amortizing actuarial gains or losses for pension and post-employment plans, the Company has chosen to charge the actuarial gains or losses to the statement of operations.

Interest cost and actuarial gain or losses are presented in financial expenses and others, net.

For the years ended December 31, 2023, 2022 and 2021, an actuarial loss of $105 thousand, $26 thousand and $219 thousand, respectively, was recognized in Finance expenses and others, net.